JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 0.3%
Curtiss-Wright Corp.	1,139	118,217
Lockheed Martin Corp.	5,303	1,706,611
Northrop Grumman Corp.	96	27,515

		1,852,343

Alternative Energy — 1.3%
Enphase Energy, Inc.*	17,547	3,199,696
First Solar, Inc.*	22,409	2,221,852
SolarEdge Technologies, Inc.*	8,546	2,464,068

		7,885,616

Automobiles & Parts — 1.0%
Ford Motor Co.*	133,883	1,409,788
Gentex Corp.	72,864	2,408,155
Genuine Parts Co.	7,172	673,307
Harley-Davidson, Inc.	38,296	1,535,287
Lear Corp.	419	63,169

		6,089,706

Banks — 1.4%
Bank of America Corp.	19,106	566,493
Bank of Hawaii Corp.	6,099	476,881
Citizens Financial Group, Inc.	9,630	350,917
Fifth Third Bancorp	49,909	1,443,867
Huntington Bancshares, Inc.	132,636	1,754,111
KeyCorp	20,776	350,283
People’s United Financial, Inc.	35,737	488,168
Popular, Inc. (Puerto Rico)	10,625	602,969
Regions Financial Corp.	23,735	403,732
Truist Financial Corp.	30,706	1,473,274
US Bancorp	11,685	500,702

		8,411,397

Beverages — 1.5%
Brown-Forman Corp., Class B	27,231	1,951,646
Coca-Cola Co. (The)	38,588	1,858,012
Keurig Dr Pepper, Inc.	43,019	1,368,004
Molson Coors Beverage Co., Class B	24,151	1,211,414
Monster Beverage Corp.*	6,322	548,939
PepsiCo, Inc.	15,689	2,142,647

		9,080,662

Chemicals — 7.0%
Air Products and Chemicals, Inc.	8,480	2,262,125
Albemarle Corp.	17,640	2,869,322
Ashland Global Holdings, Inc.	24,627	1,969,914
Axalta Coating Systems Ltd.*	6,048	163,236
Cabot Corp.	25,352	1,113,206
Celanese Corp.	18,369	2,243,773
CF Industries Holdings, Inc.	64,354	2,662,969
Chemours Co. (The)	40,679	1,071,485
Dow, Inc.	44,812	2,325,743
Eastman Chemical Co.	24,390	2,398,757
Ecolab, Inc.	10,694	2,187,030
FMC Corp.	20,477	2,217,454
Huntsman Corp.	95,860	2,532,621
Linde plc (United Kingdom)	9,265	2,273,631
LyondellBasell Industries NV, Class A	27,915	2,393,990
NewMarket Corp.	3,760	1,474,634
Olin Corp.	44,678	1,068,251
PPG Industries, Inc.	16,187	2,180,551
RPM International, Inc.	26,992	2,226,030
Scotts Miracle-Gro Co. (The)	13,558	3,001,877
Valvoline, Inc.	12,908	306,436
Westlake Chemical Corp.	21,469	1,641,520

		42,584,555

Construction & Materials — 1.6%
AO Smith Corp.	28,814	1,564,600
Carrier Global Corp.	8,260	318,010
Masco Corp.	34,031	1,848,224
Quanta Services, Inc.	33,649	2,371,245
Sherwin-Williams Co. (The)	2,521	1,744,028
Trane Technologies plc	11,373	1,630,319

		9,476,426

Electricity — 8.0%
AES Corp. (The)	117,266	2,860,118
Alliant Energy Corp.	36,067	1,754,659
Avangrid, Inc.(a)	36,833	1,704,263
CMS Energy Corp.	34,259	1,948,652
Consolidated Edison, Inc.	26,200	1,854,436
Dominion Energy, Inc.	30,266	2,206,089
DTE Energy Co.	18,882	2,241,671
Entergy Corp.	18,021	1,717,942
Evergy, Inc.	42,872	2,303,513
Eversource Energy	25,654	2,244,725
Exelon Corp.	57,841	2,403,872
Hawaiian Electric Industries, Inc.	36,264	1,198,888
IDACORP, Inc.	20,045	1,769,973
NextEra Energy, Inc.	32,644	2,639,920
NRG Energy, Inc.	66,086	2,736,621
OGE Energy Corp.	55,232	1,685,681
PG&E Corp.*	140,270	1,603,286
Pinnacle West Capital Corp.	29,023	2,183,981
PPL Corp.	78,081	2,160,501
Public Service Enterprise Group, Inc.	40,762	2,300,200
Southern Co. (The)	39,695	2,338,829
Vistra Corp.	128,542	2,566,984
Xcel Energy, Inc.	35,109	2,246,625

		48,671,429

Electronic & Electrical Equipment — 0.7%
AMETEK, Inc.	10,325	1,169,409
Amphenol Corp., Class A	12,689	1,584,602
Emerson Electric Co.	8,059	639,482
Hubbell, Inc.	6,411	997,552

		4,391,045

Financial Services — 4.3%
Ally Financial, Inc.	57,266	2,166,945
American Express Co.	7,251	843,001
Ameriprise Financial, Inc.	3,449	682,454
BlackRock, Inc.	1,215	852,031
Broadridge Financial Solutions, Inc.	14,104	1,993,036
Capital One Financial Corp.	6,209	647,350
Discover Financial Services	9,585	800,731
Element Solutions, Inc.	84,373	1,436,872
Intercontinental Exchange, Inc.	10,702	1,180,966
Mastercard, Inc., Class A	5,664	1,791,467
Moody’s Corp.	2,495	664,319
Morgan Stanley	38,825	2,603,216
Nasdaq, Inc.	4,409	596,405
Raymond James Financial, Inc.	4,933	492,955
S&P Global, Inc.	4,381	1,388,777

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Santander Consumer USA Holdings, Inc.	82,344	1,819,802
State Street Corp.	28,816	2,017,120
Synchrony Financial	58,622	1,972,630
Virtu Financial, Inc., Class A	41,239	1,145,207
Visa, Inc., Class A	6,954	1,343,861

		26,439,145

Fixed Line Telecommunications — 1.0%
AT&T, Inc.	29,803	853,260
Lumen Technologies, Inc.	227,284	2,813,776
Verizon Communications, Inc.	39,324	2,152,989

		5,820,025

Food & Drug Retailers — 0.9%
AmerisourceBergen Corp.	11,282	1,175,584
Kroger Co. (The)	31,954	1,102,413
McKesson Corp.	5,201	907,418
Sysco Corp.	21,412	1,531,172
Walgreens Boots Alliance, Inc.	19,402	974,951

		5,691,538

Food Producers — 3.1%
Campbell Soup Co.	33,036	1,589,362
Conagra Brands, Inc.	43,875	1,518,075
Flowers Foods, Inc.	61,390	1,409,514
General Mills, Inc.	39,059	2,269,328
Hershey Co. (The)	14,604	2,124,006
Hormel Foods Corp.	41,522	1,945,721
JM Smucker Co. (The)	6,370	741,532
Kellogg Co.	25,994	1,532,086
McCormick & Co., Inc. (Non-Voting)	21,912	1,962,000
Mondelez International, Inc., Class A	38,215	2,118,640
Tyson Foods, Inc., Class A	23,989	1,542,733

		18,752,997

Forestry & Paper — 0.4%
International Paper Co.	48,010	2,415,383

Gas, Water & Multiutilities — 2.5%
Ameren Corp.	30,542	2,221,014
American Water Works Co., Inc.	15,488	2,462,902
CenterPoint Energy, Inc.	83,626	1,763,672
Duke Energy Corp.	25,637	2,409,878
Essential Utilities, Inc.	17,198	796,268
National Fuel Gas Co.	43,380	1,746,479
UGI Corp.	41,603	1,497,292
WEC Energy Group, Inc.	25,019	2,224,189

		15,121,694

General Industrials — 1.9%
Avery Dennison Corp.	15,908	2,400,040
Carlisle Cos., Inc.	8,490	1,230,456
Eaton Corp. plc	19,616	2,308,803
Honeywell International, Inc.	7,712	1,506,693
ITT, Inc.	24,389	1,822,102
Packaging Corp. of America	10,675	1,435,361
Parker-Hannifin Corp.	4,080	1,079,609
Sonoco Products Co.	1,051	60,863

		11,843,927

General Retailers — 5.5%
AutoZone, Inc.*	1,492	1,668,608
Best Buy Co., Inc.	21,834	2,375,976
Costco Wholesale Corp.	6,224	2,193,524
Dick’s Sporting Goods, Inc.	42,275	2,832,848
Dollar General Corp.	10,876	2,116,578
Dollar Tree, Inc.*	7,618	774,446
eBay, Inc.	47,105	2,661,904
Foot Locker, Inc.	30,223	1,324,372
Gap, Inc. (The)*	13,544	274,266
Home Depot, Inc. (The)	8,244	2,232,640
Kohl’s Corp.	31,221	1,375,597
Lowe’s Cos., Inc.	14,151	2,361,094
Qurate Retail, Inc., Series A	105,427	1,328,380
Target Corp.	13,234	2,397,604
Tractor Supply Co.	16,871	2,391,295
Walmart, Inc.	15,530	2,181,810
Williams-Sonoma, Inc.	21,942	2,828,763

		33,319,705

Health Care Equipment & Services — 9.3%
Anthem, Inc.	7,107	2,110,637
Baxter International, Inc.	24,108	1,852,218
Becton Dickinson and Co.	6,003	1,571,525
Bio-Rad Laboratories, Inc., Class A*	3,428	1,966,884
Bio-Techne Corp.	6,730	2,186,644
Chemed Corp.	2,146	1,111,413
Cigna Corp.	10,288	2,233,010
Danaher Corp.	10,578	2,515,871
DaVita, Inc.*	19,042	2,234,960
Edwards Lifesciences Corp.*	23,683	1,955,742
HCA Healthcare, Inc.	13,584	2,207,128
Hill-Rom Holdings, Inc.	20,741	1,991,966
Humana, Inc.	5,015	1,921,297
IDEXX Laboratories, Inc.*	5,154	2,467,117
Laboratory Corp. of America Holdings*	11,567	2,647,802
Medtronic plc	20,879	2,324,459
PerkinElmer, Inc.	14,512	2,134,280
Quest Diagnostics, Inc.	17,667	2,281,693
Quidel Corp.*	10,741	2,695,669
STERIS plc	9,339	1,747,420
Stryker Corp.	9,990	2,207,890
Thermo Fisher Scientific, Inc.	5,111	2,605,077
UnitedHealth Group, Inc.	6,776	2,260,338
Universal Health Services, Inc., Class B	14,872	1,854,241
Varian Medical Systems, Inc.*	5,907	1,037,092
West Pharmaceutical Services, Inc.	7,648	2,290,499
Zimmer Biomet Holdings, Inc.	13,413	2,061,176

		56,474,048

Household Goods & Home Construction — 3.7%
Church & Dwight Co., Inc.	23,700	2,000,991
Clorox Co. (The)	11,705	2,451,729
DR Horton, Inc.	29,893	2,295,783
Fortune Brands Home & Security, Inc.	13,555	1,169,119
Leggett & Platt, Inc.(a)	37,139	1,522,699
Lennar Corp., Class A	31,315	2,603,842
NVR, Inc.*	562	2,498,922
Procter & Gamble Co. (The)	16,129	2,067,899
PulteGroup, Inc.	51,086	2,222,241
Toll Brothers, Inc.(a)	32,354	1,653,289
Whirlpool Corp.	12,207	2,259,394

		22,745,908

Industrial Engineering — 1.6%
Caterpillar, Inc.	4,711	861,359
Crane Co.	1,573	119,045

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Cummins, Inc.	10,277	2,409,134
Dover Corp.	8,980	1,046,080
IDEX Corp.	5,056	941,377
Illinois Tool Works, Inc.	8,975	1,743,035
Otis Worldwide Corp.	4,128	266,875
PACCAR, Inc.	8,027	732,223
Rockwell Automation, Inc.	7,162	1,779,972

		9,899,100

Industrial Metals & Mining — 1.9%
Fastenal Co.	48,430	2,207,924
Nucor Corp.	44,237	2,155,669
Reliance Steel & Aluminum Co.	19,979	2,319,162
Southern Copper Corp. (Peru)	40,435	2,685,288
Steel Dynamics, Inc.	65,600	2,248,112

		11,616,155

Industrial Transportation — 0.9%
CH Robinson Worldwide, Inc.	9,178	785,269
CSX Corp.	8,887	762,105
Kansas City Southern	3,172	642,869
Norfolk Southern Corp.	5,669	1,341,399
Schneider National, Inc., Class B	11,190	234,990
Union Pacific Corp.	7,425	1,466,215

		5,232,847

Leisure Goods — 1.5%
Activision Blizzard, Inc.	17,932	1,631,812
Electronic Arts, Inc.	11,041	1,581,071
Garmin Ltd.	20,346	2,336,942
Pool Corp.	5,411	1,916,468
Take-Two Interactive Software, Inc.*	8,673	1,738,503

		9,204,796

Life Insurance — 0.6%
Aflac, Inc.	25,543	1,154,033
Globe Life, Inc.	14,070	1,271,787
MetLife, Inc.	7,513	361,751
Principal Financial Group, Inc.	9,400	463,138
Prudential Financial, Inc.	4,056	317,504

		3,568,213

Media — 1.3%
Cable One, Inc.	76	152,000
Comcast Corp., Class A	35,907	1,779,910
DISH Network Corp., Class A*	3,033	88,018
FactSet Research Systems, Inc.	6,643	2,008,445
Fox Corp., Class A	14,201	442,787
Interpublic Group of Cos., Inc. (The)	42,759	1,029,209
John Wiley & Sons, Inc., Class A	5,532	252,315
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,286	294,500
Nexstar Media Group, Inc., Class A	8,929	1,014,959
Omnicom Group, Inc.	18,316	1,142,552

		8,204,695

Mining — 0.7%
Newmont Corp.	40,387	2,407,065
Royal Gold, Inc.	15,801	1,688,811

		4,095,876

Mobile Telecommunications — 0.5%
Telephone and Data Systems, Inc.	31,077	582,694
T-Mobile US, Inc.*	17,871	2,253,175
United States Cellular Corp.*	11,100	346,098

		3,181,967

Nonlife Insurance — 2.0%
Allstate Corp. (The)	7,041	754,654
Aon plc, Class A	7,559	1,535,233
Assurant, Inc.	7,491	1,014,806
Chubb Ltd.	5,974	870,233
Fidelity National Financial, Inc.	39,817	1,445,357
Hanover Insurance Group, Inc. (The)	4,380	492,619
Hartford Financial Services Group, Inc. (The)	32,599	1,565,404
Marsh & McLennan Cos., Inc.	11,355	1,248,028
Progressive Corp. (The)	25,506	2,223,868
WR Berkley Corp.	15,638	971,745

		12,121,947

Oil & Gas Producers — 3.1%
Cabot Oil & Gas Corp.	135,569	2,484,980
Chevron Corp.	20,407	1,738,676
ConocoPhillips	40,901	1,637,267
Devon Energy Corp.	116,054	1,910,249
EOG Resources, Inc.	29,575	1,507,142
EQT Corp.	135,584	2,211,375
Hess Corp.	22,145	1,195,387
HollyFrontier Corp.	50,276	1,430,855
Marathon Petroleum Corp.	40,306	1,739,607
Pioneer Natural Resources Co.	13,550	1,638,195
Valero Energy Corp.	26,052	1,470,114

		18,963,847

Oil Equipment, Services & Distribution — 2.0%
Antero Midstream Corp.	157,102	1,272,526
Baker Hughes Co.	91,444	1,837,110
Equitrans Midstream Corp.	152,353	1,013,148
Halliburton Co.	137,751	2,428,550
Helmerich & Payne, Inc.	45,449	1,103,502
Kinder Morgan, Inc.	112,202	1,579,804
Schlumberger NV	18,492	410,707
Targa Resources Corp.	15,602	427,027
Williams Cos., Inc. (The)	113,213	2,403,512

		12,475,886

Personal Goods — 2.2%
Carter’s, Inc.	11,590	1,020,383
Colgate-Palmolive Co.	11,328	883,584
Estee Lauder Cos., Inc. (The), Class A	9,684	2,291,719
Hanesbrands, Inc.(a)	36,384	556,311
Kimberly-Clark Corp.	14,549	1,921,923
Lululemon Athletica, Inc.*	6,119	2,011,193
NIKE, Inc., Class B	17,640	2,356,528
Nu Skin Enterprises, Inc., Class A	10,553	610,702
PVH Corp.	6,572	560,329
Tapestry, Inc.	30,617	968,109

		13,180,781

Pharmaceuticals & Biotechnology — 4.9%
Abbott Laboratories	21,277	2,629,624
AbbVie, Inc.	18,161	1,861,139
Amgen, Inc.	8,850	2,136,656
Biogen, Inc.*	5,927	1,675,029
Bristol-Myers Squibb Co.	31,574	1,939,591
Eli Lilly and Co.	13,213	2,747,908
Gilead Sciences, Inc.	20,317	1,332,795
Illumina, Inc.*	834	355,651
Johnson & Johnson	14,430	2,353,966
Merck & Co., Inc.	20,355	1,568,760
Moderna, Inc.*	11,666	2,020,085

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Pfizer, Inc.	48,974	1,758,167
Regeneron Pharmaceuticals, Inc.*	2,935	1,478,770
United Therapeutics Corp.*	15,704	2,572,629
Vertex Pharmaceuticals, Inc.*	6,143	1,407,238
Zoetis, Inc.	14,063	2,169,218

		30,007,226

Real Estate Investment & Services — 0.1%
CBRE Group, Inc., Class A*	5,807	354,111

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	5,223	872,816
American Tower Corp.	5,159	1,172,950
Camden Property Trust	1,048	107,053
Crown Castle International Corp.	5,515	878,319
Duke Realty Corp.	2,806	111,005
Gaming and Leisure Properties, Inc.	17,458	718,048
Healthpeak Properties, Inc.	62,303	1,847,284
Medical Properties Trust, Inc.	99,562	2,101,754
Prologis, Inc.	9,616	992,371
Spirit Realty Capital, Inc.	23,432	903,538
Starwood Property Trust, Inc.	78,578	1,474,123
VEREIT, Inc.	37,431	1,318,694
VICI Properties, Inc.	80,239	2,028,442
Weingarten Realty Investors	6,692	150,637
WP Carey, Inc.	24,053	1,597,119

		16,274,153

Software & Computer Services — 5.1%
Adobe, Inc.*	4,513	2,070,429
Alphabet, Inc., Class A*	1,208	2,207,451
Cadence Design Systems, Inc.*	20,571	2,682,253
Citrix Systems, Inc.	14,641	1,951,792
Cognizant Technology Solutions Corp., Class A	19,032	1,483,544
Facebook, Inc., Class A*	6,959	1,797,719
IAC/InterActiveCorp*	7,856	1,649,367
International Business Machines Corp.	8,176	973,843
Intuit, Inc.	6,630	2,394,955
IQVIA Holdings, Inc.*	13,732	2,441,550
Leidos Holdings, Inc.	19,873	2,107,730
Microsoft Corp.	10,694	2,480,580
Nuance Communications, Inc.*(a)	43,925	2,000,345
Oracle Corp.	22,701	1,371,821
Roper Technologies, Inc.	4,027	1,582,249
VeriSign, Inc.*	7,974	1,547,514

		30,743,142

Support Services — 3.8%
Accenture plc, Class A	9,375	2,268,000
Automatic Data Processing, Inc.	6,026	995,013
Booz Allen Hamilton Holding Corp.	18,371	1,564,658
Cintas Corp.	6,669	2,121,542
Fidelity National Information Services, Inc.	14,827	1,830,541
MSC Industrial Direct Co., Inc., Class A	11,266	873,904
Paychex, Inc.	14,655	1,279,675
PayPal Holdings, Inc.*	8,312	1,947,585
Republic Services, Inc.	23,148	2,095,357
Robert Half International, Inc.	25,256	1,704,780
Verisk Analytics, Inc.	1,838	337,273
Waste Management, Inc.	19,016	2,116,861
Western Union Co. (The)	87,479	1,948,157
WW Grainger, Inc.	5,344	1,947,300

		23,030,646

Technology Hardware & Equipment — 6.6%
Analog Devices, Inc.	14,133	2,082,215
Apple, Inc.	14,582	1,924,241
Applied Materials, Inc.	17,792	1,720,130
Broadcom, Inc.	3,936	1,773,168
Cirrus Logic, Inc.*	12,578	1,178,433
Cisco Systems, Inc.	37,435	1,668,852
HP, Inc.	60,821	1,480,383
Intel Corp.	24,926	1,383,642
Juniper Networks, Inc.(a)	37,518	916,189
KLA Corp.	9,526	2,667,947
Lam Research Corp.	5,303	2,566,387
Lumentum Holdings, Inc.*	23,525	2,206,645
Maxim Integrated Products, Inc.	19,711	1,728,852
Micron Technology, Inc.*	18,355	1,436,646
Motorola Solutions, Inc.	11,594	1,942,575
NetApp, Inc.	11,869	788,576
NVIDIA Corp.	4,368	2,269,569
Skyworks Solutions, Inc.	13,497	2,284,367
SYNNEX Corp.	10,451	853,011
Teradyne, Inc.	21,745	2,467,623
Texas Instruments, Inc.	11,276	1,868,320
Xerox Holdings Corp.	66,235	1,392,922
Xilinx, Inc.	13,766	1,797,427

		40,398,120

Tobacco — 0.5%
Altria Group, Inc.	28,214	1,159,031
Philip Morris International, Inc.	20,309	1,617,612

		2,776,643

Travel & Leisure — 2.5%
Alaska Air Group, Inc.	2,315	113,041
Booking Holdings, Inc.*	498	968,276
Copa Holdings SA, Class A (Panama)	5,880	454,936
Darden Restaurants, Inc.	17,646	2,062,641
Hilton Worldwide Holdings, Inc.	17,725	1,797,138
Marriott International, Inc., Class A	10,900	1,267,779
McDonald’s Corp.	10,192	2,118,305
Southwest Airlines Co.	7,964	349,938
Starbucks Corp.	22,500	2,178,225
Wyndham Destinations, Inc.	20,717	916,520
Yum China Holdings, Inc. (China)	13,484	764,678
Yum! Brands, Inc.	19,024	1,930,746

		14,922,223

TOTAL COMMON STOCKS (Cost $517,966,661)		607,319,923

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)(Cost $400,094)	400,094	400,094

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(b)(c) 2,206,179		2,206,400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) 1,110,051		1,110,051

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,316,451)		3,316,451

TOTAL SHORT-TERM INVESTMENTS (Cost $3,716,545)		3,716,545

Total Investments — 100.5% (Cost $521,683,206)		611,036,468
Liabilities in Excess of Other Assets — (0.5%)		(2,890,710)

Net Assets — 100.0%		608,145,758

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $3,176,502.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	03/2021	USD	742,700	8,134

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$611,036,468	$—	$—	$611,036,468

Appreciation in Other Financial Instruments
Futures Contracts(a)	$8,134	$—	$—	$8,134

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$5,006,400	$6,000,000	$8,800,000	$(701)	$701	$2,206,400	2,206,179	$925	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,333,596	13,212,609	13,436,154	—	—	1,110,051	1,110,051	81	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	773,854	6,845,896	7,219,656	—	—	400,094	400,094	107	—

Total	$7,113,850	$26,058,505	$29,455,810	$(701)	$701	$3,716,545		$1,113	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.